Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayments and Other Current Assets
Prepayments of copyright		¥ 7,862
Deposits	¥ 5,758	5,108
Prepayments of IT services	907	1,205
Prepayments of procurement cost	32,842	612
Others	3,105	1,532
Total	¥ 42,612	¥ 16,319